11. RESTRICTED CASH AND INVESTMENTS	12 Months Ended
Dec. 31, 2017
Restricted Cash And Investments
RESTRICTED CASH AND INVESTMENTS

The Company has certain restricted cash and investments deposited to collateralize a portion of its reclamation obligations. The restricted cash and investments balance consists of:

	At December 31	At December 31
(in thousands)	2017	2016

Cash and cash equivalents	$2,431	$277
Investments	7,281	2,037
	$9,712	$2,314

Restricted cash and investments-by item:
Elliot Lake reclamation trust fund	$2,431	$2,213
Letters of credit facility pledged assets	7,174	-
Letters of credit additional collateral	107	101
	$9,712	$2,314

At December 31, 2017, cash equivalents consist of 30 day term deposits while investments consist of guaranteed investment certificates.

Elliot Lake reclamation trust fund

The Company has the obligation to maintain its decommissioned Elliot Lake uranium mine pursuant to a Reclamation Funding Agreement effective December 21, 1995 (“Agreement”) with the Governments of Canada and Ontario. The Agreement, as further amended in February 1999, requires the Company to maintain funds in the reclamation trust fund equal to estimated reclamation spending for the succeeding six calendar years, less interest expected to accrue on the funds during the period. Withdrawals from this reclamation trust fund can only be made with the approval of the Governments of Canada and Ontario to fund Elliot Lake monitoring and site restoration costs.

In 2017, the Company deposited an additional $693,000 (CAD$917,000) into the Elliot Lake reclamation trust fund and withdrew $668,000 (CAD$873,000). In 2016, the Company deposited an additional $555,000 (CAD$762,000) into the Elliot Lake reclamation trust fund and withdrew $472,000 (CAD$622,000).

Letters of credit facility pledged assets

In 2017, the Company deposited CAD$9,000,000 with the Bank of Nova Scotia (“BNS”) as pledged restricted cash and investments pursuant to its obligations under an amended and extended letters of credit facility (see notes 13, 15 and 16).

Letters of credit additional collateral

In 2016, the Company deposited CAD$135,000 of cash collateral with BNS in respect of the portion of its issued reclamation letters of credit in excess of the collateral available under its letters of credit facility (see notes 15 and 16).